UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

as of September 30, 2012 (Unaudited)

Shares	Description	Value
EQUITIES — 98.9%
CHINA — 45.1%
Consumer Discretionary — 1.3%
1,302,000	Belle International Holdings Ltd.(1)	$ 2,357,731
3,800,000	Geely Automobilie Holdings Ltd.(1)	1,440,944

		3,798,675

Consumer Staples — 0.5%
522,000	Tingyi (Cayman Islands) Holding Corp.(1)	1,572,076

Energy — 7.1%
767,000	China Shenhua Energy Co. Ltd. “H”	2,977,680
4,356,000	CNOOC Ltd.	8,933,080
1,794,000	Kunlun Energy Co. Ltd.(1)	3,142,233
4,920,000	PetroChina Co. Ltd. “H”(1)	6,447,258

		21,500,251

Financials — 19.3%
2,166,000	Agile Property Holdings Ltd.(1)	2,441,665
11,600,000	Agricultural Bank of China Ltd. “H”(1)	4,518,363
7,649,000	Bank of China Ltd. “H”(1)	2,910,334
13,937,780	China Construction Bank Corp. “H”(1)	9,671,461
3,044,000	China Life Insurance Co. Ltd. “H”(1)	8,794,454
1,433,000	China Merchants Bank Co. Ltd. “H”(1)	2,413,824
1,712,441	China Overseas Land & Investment Ltd.(1)	4,355,507
460,600	China Pacific Insurance Group Co. Ltd. “H”	1,393,102
1,630,000	China Resources Land Ltd.(1)	3,590,804
1,784,800	Haitong Securities Co. Ltd. “H”(2)	2,223,734
21,732,835	Industrial & Commercial Bank of China Ltd. “H”(1)	12,838,021
436,500	Ping An Insurance (Group) Co. of China Ltd. “H”(1)	3,299,120

		58,450,389

Industrials — 3.0%
2,238,000	China Railway Construction Corp. Ltd. “H”(1)	2,003,253
1,710,000	China State Construction International Holdings Ltd.(1)	2,011,440
1,505,000	Zhuzhou CSR Times Electric Co. Ltd. “H”(1)	3,874,478
1,188,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. “H”(1)	1,350,831

		9,240,002

Information Technology — 6.6%
26,200	Baidu, Inc. (ADR)(2)	3,060,684
3,850,000	Lenovo Group Ltd.(1)	3,187,953
84,800	Netease.com, Inc. (ADR)(2)	4,760,672
28,600	SINA Corp.(2)	1,849,848
208,000	Tencent Holdings Ltd.(1)	7,087,815

		19,946,972

Materials — 1.9%
2,338,000	China Resources Cement Holdings Ltd.(1)	1,359,995
1,149,000	Jiangxi Cooper Co. Ltd. “H”(1)	2,910,568
772,500	Zhaojin Mining Industry Co. Ltd. “H”(1)	1,402,870

		5,673,433

Telecommunication Services — 5.4%
1,074,000	China Mobile Ltd.(1)	11,906,014
2,814,000	China Unicom (Hong Kong) Ltd.(1)	4,616,655

		16,522,669

	Total China	136,704,467

HONG KONG — 28.6%
Consumer Discretionary — 4.1%
499,000	Galaxy Entertainment Group Ltd.(1)(2)	$ 1,673,363
828,000	Li & Fung Ltd.(1)	1,283,663
933,200	Sands China Ltd.(1)	3,484,492
2,591,000	Springland International Holdings Ltd.	1,283,261
2,072,000	Techtronic Industries Co. Ltd.	3,778,813
294,500	Yue Yuen Industrial (Holdings) Ltd.	991,384

		12,494,976

Financials — 16.4%
2,375,000	AIA Group Ltd.	8,852,739
460,200	Bank of East Asia Ltd.(1)	1,727,252
2,056,000	BOC Hong Kong (Holdings) Ltd.	6,536,665
475,000	Cheung Kong (Holdings) Ltd.	6,965,789
613,000	Henderson Land Development Co. Ltd.	4,411,750
209,000	Hong Kong Exchanges & Clearing Ltd.(1)	3,159,294
559,500	Kerry Properties Ltd.(1)	2,828,801
322,000	Sun Hung Kai Properties Ltd.(1)	4,717,918
201,500	Swire Pacific Ltd.	2,468,965
501,400	Swire Properties Ltd.	1,552,072
916,600	Wharf Holdings Ltd. (The)(1)	6,366,222

		49,587,467

Industrials — 3.2%
896,000	Cathay Pacific Airways Ltd.(1)	1,458,423
859,000	Hutchison Whampoa Ltd.(1)	8,331,577

		9,790,000

Utilities — 4.9%
899,000	Cheung Kong Infrastructure Holdings Ltd.	5,443,917
332,000	CLP Holdings Ltd.(1)	2,821,888
908,600	Hong Kong & China Gas Co. Ltd.	2,303,947
494,500	Power Assets Holdings Ltd.(1)	4,199,894

		14,769,646

	Total Hong Kong	86,642,089

TAIWAN — 23.7%
Consumer Staples — 1.9%
488,000	President Chain Store Corp.	2,613,676
1,831,840	Uni-President Enterprises Corp.	3,249,550

		5,863,226

Financials — 2.9%
8,957,271	Chinatrust Financial Holding Co. Ltd.	5,408,556
4,225,404	Mega Financial Holding Co. Ltd.	3,257,684

		8,666,240

Information Technology — 15.6%
384,000	ASUSTeK Computer Inc.	4,172,275
1,515,000	Coretronic Corp.	1,447,115
868,000	Delta Electronics Inc.	3,360,840
379,050	Foxconn Technology Co. Ltd.	1,474,123
2,939,640	Hon Hai Precision Industry Co. Ltd.	9,226,018
135,000	LARGAN Precision Co. Ltd.	2,795,470
405,602	MediaTek Inc.	4,282,457
90,000	MStar Semiconductor Inc.	723,046
1,277,000	Siliconware Precision Industries Co. Ltd.	1,422,350
5,656,000	Taiwan Semiconductor Manufacturing Co. Ltd.	17,326,788
2,839,000	United Microelectronics Corp.	1,181,565

		47,412,047

Materials — 1.9%
1,010,000	Formosa Chemicals & Fibre Corp.	2,715,063
1,018,000	Formosa Plastics Corp.	2,910,209

		5,625,272

Telecommunication Services — 1.4%
1,743,000	Far EasTone Telecommunications Co. Ltd.	4,310,898

	Total Taiwan	71,877,683

Units
WARRANTS(4) — 1.5%
CHINA — 1.5%
Health Care — 1.5%
1,123,544	Hualan Biological Engineering Inc. “A”, expires 09/14/16 (XLUX)	4,641,023

	TOTAL EQUITIES (cost $280,768,145)	299,865,262

Shares
SHORT-TERM INVESTMENT — 0.4%
Money Market Fund(3) — 0.4%
1,171,375	JPMorgan Prime Money Market Fund, 0.01% (cost $1,171,375)	1,171,375

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED — 23.1%
Money Market Fund(3) — 23.1%
69,950,048	State Street Navigator Securities Lending Prime, 0.27% (cost $69,950,048)	69,950,048

	TOTAL INVESTMENTS (cost $351,889,568) — 122.4%	370,986,685
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS — (22.4%)	(67,952,394)

	NET ASSETS — 100.0%	$303,034,291

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

XLUX—Luxembourg Stock Exchange

(1)	All or a portion of the security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,408,553; cash collateral of $69,950,048 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at September 30, 2012.
(4)	The amount represents fair value of derivatives instruments subject to equity contract risk exposure as of September 30, 2012.

Aggregate cost for federal income tax purposes was $357,634,661 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,023,727
Gross unrealized depreciation	(10,671,703)

Net unrealized appreciation	$13,352,024

The difference between book and tax basis was attributable to deferred losses on wash sales and passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$136,704,467	$—	$—
Hong Kong	86,642,089	—	—
Taiwan	71,877,683	—	—
Warrants
China	4,641,023	—	—
Money Market Funds	71,121,423	—	—

Total	$370,986,685	$—	$—

Industry Diversification

As of September 30, 2012 (Unaudited)

Percentage of Net Assets
EQUITIES
Consumer Discretionary	5.4%
Consumer Staples	2.4
Energy	7.1
Financials	38.6
Health Care	1.5
Industrials	6.2
Information Technology	22.2
Materials	3.8
Telecommunication Services	6.8
Utilities	4.9

TOTAL EQUITIES	98.9
Short-Term Investment	0.4
Investments of Cash Collateral from Securities Loaned	23.1

TOTAL INVESTMENTS	122.4
Liabilities in excess of cash and other assets	(22.4)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Investment Manager, Baring Asset Management (Asia) Ltd., through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the funds investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investment. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, warrants, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP). To the extent these securities are valued at the last sale price or NOCP, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities-valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets values.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date    November 26, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    November 26, 2012

*	Print the name and title of each signing officer under his or her signature.